Share-based Compensation (Details 3) In Thousands, except Share data, unless otherwise specified	12 Months Ended														0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Options USD ($)	Dec. 31, 2012 Options CNY	Dec. 31, 2011 Options CNY	Dec. 31, 2010 Options CNY	Dec. 31, 2012 Options Minimum	Dec. 31, 2011 Options Minimum	Dec. 31, 2010 Options Minimum	Dec. 31, 2012 Options Maximum	Dec. 31, 2011 Options Maximum	Dec. 31, 2010 Options Maximum	Jan. 11, 2012 Non-vested restricted shares	Dec. 31, 2012 Non-vested restricted shares USD ($)	Dec. 31, 2012 Non-vested restricted shares CNY	Dec. 31, 2011 Non-vested restricted shares CNY	Dec. 31, 2010 Non-vested restricted shares CNY
Significant assumptions used in estimating fair values of stock options
Suboptimal exercise factor								0.025	0.020	0.020		0.025	0.025
Risk-free interest rate (as a percent)									3.33%	2.97%	3.50%	3.50%	4.41%	4.60%
Volatility (as a percent)									40.60%	41.00%	43.10%	41.20%	42.00%	46.73%
Life of option					10 years	10 years	10 years	10 years
Weighted-average grant date fair value (in RMB / dollars per share)	$ 1.19	7.40	10.36	7.97
Summary of option activities
Outstanding at the beginning of the period (in shares)					6,712,946	6,712,946
Granted (in shares)					1,571,000	1,571,000
Conversion to restricted shares (in shares)					(3,688,250)	(3,688,250)
Cancellation and termination (in shares)					(198,500)	(198,500)
Exercised (in shares)					(144,124)	(144,124)
Outstanding at the end of the period (in shares)					4,253,072	4,253,072
Vested and expected to vest at the end of the period (in shares)					3,391,103	3,391,103
Options exercisable at the end of the period (in shares)					1,169,857	1,169,857
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)					$ 1.92
Granted (in dollars per share)					$ 2.36
Conversion to restricted shares (in dollars per share)					$ 2.68
Cancellation and termination (in dollars per share)					$ 1.49
Exercised (in dollars per share)					$ 1.00
Outstanding at the end of the period (in dollars per share)					$ 1.46
Vested and expected to vest at the end of the period (in dollars per share)					$ 1.48
Options exercisable at the end of the period (in dollars per share)					$ 1.22
Weighted Average Remaining Contractual Term
Outstanding at the beginning of the period					7 years 9 months 18 days	7 years 9 months 18 days	8 years 9 months 18 days
Outstanding at the end of the period					7 years 9 months 18 days	7 years 9 months 18 days	8 years 9 months 18 days
Vested and expected to vest at the end of the period					7 years 9 months 18 days	7 years 9 months 18 days
Options exercisable at the end of the period					7 years 4 months 24 days	7 years 4 months 24 days
Aggregate Intrinsic Value of Options
Outstanding at the end of the period (in dollars)					$ 2,218
Vested and expected to vest at the end of the period (in dollars)					1,743
Options exercisable at the end of the period (in dollars)					788
Additional disclosures
Unrecognized compensation expense related to unvested share-based compensation arrangements (in dollars)					2,600	16,013										2,600	15,890
Weighted-average period for recognition of unrecognized compensation expense					1 year 4 months 20 days	1 year 4 months 20 days										1 year 8 months 23 days	1 year 8 months 23 days
Total intrinsic value of options exercised (in dollars)					100	928	7,710
Fair value of shares vested (in dollars)																$ 800	4,765	9,022	3,046
Summary of non-vested restricted shares activity
Non-vested restricted shares outstanding at the beginning of the period (in shares)																746,517	746,517
Granted (in shares)															1,475,300	674,400	674,400
Granted to replace existing options (in shares)																1,475,300	1,475,300
Vested (in shares)																(416,467)	(416,467)
Cancellation and termination (in shares)																(1,098,497)	(1,098,497)
Non-vested restricted shares outstanding at the end of the period (in shares)					1,381,253	1,381,253										1,381,253	1,381,253
Weighted-Average Grant Date Fair Value
Non-vested restricted shares outstanding at the beginning of the period (in dollars per share)																$ 3.65
Granted (in dollars per share)																$ 1.83
Granted to replace existing options (in dollars per share)																$ 3.40
Vested (in dollars per share)																$ 2.65
Cancellation and termination (in dollars per share)																$ 2.62
Non-vested restricted shares outstanding at the end of the period (in dollars per share)																$ 2.92